Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document Information Line Items
Entity Registrant Name	INVO Bioscience, Inc.,
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001417926
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Small Business	true
Entity Emerging Growth Company	false